Related Parties	12 Months Ended
Dec. 31, 2017
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Related Parties

NOTE 27—RELATED PARTIES

Subsidiaries and affiliates

A list of the principal companies controlled by the Group is presented in NOTE 29 – Subsidiaries and operating segments. Transactions between fully consolidated companies are eliminated when preparing the Consolidated Financial Statements.

Investments accounted for under the equity method are the only related parties identified by the Group during the years ended December 31, 2017, 2016 and 2015. Transactions with these related parties are described in NOTE 17 – Investments accounted for under the equity method.

Key management remuneration

The Group’s key management comprises the Board members and the Executive committee members effectively present during 2017.

Executive committee members are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly reporting to the CEO.

The costs reported below are compensation and benefits for key management:

-	Short term employee benefits include their base salary plus bonus.

-	Directors’ fees include annual director fees, Board and committees’ attendance fees.

-	Share-based compensation includes the portion of the IFRS 2 expense as allocated to key management.

-	Post-employment benefits mainly include pension costs.

-	Termination benefits include departure costs.

As a result, the aggregate compensation for the Group’s key management is comprised of the following:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Short term employee benefits	8	10	8
Directors’ fees	1	1	1
Share-based compensation	4	2	2
Post-employments benefits	—	—	1
Termination benefits	1	1	1
Employer social contribution	1	2	1

Total	15	16	14